Inspire Faithward Mid Cap Momentum ESG ETF

GLRY

Inspire Faithward Large Cap Momentum ESG ETF

FEVR

Each a Series of Northern Lights Fund Trust IV (the “Funds”)

Supplement dated August 12, 2022

to the Prospectus and Statement of Additional Information (the “SAI”) dated March 30, 2022, and Summary Prospectuses dated May 5, 2022

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Effective August 22, 2022, the Funds’ names will change as follows:

Inspire Faithward Mid Cap Momentum ESG ETF to “Inspire Faithward Mid Cap Momentum ETF;” and

Inspire Faithward Large Cap Momentum ESG ETF to “Inspire Faithward Large Cap Momentum ETF.”

Accordingly, all references to the Funds’ current names in the Prospectus, SAI and Summary Prospectuses are replaced in their entirety.

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Effective May 5, 2022, Isaac Beckel no longer serves as Portfolio Manager of the Funds. Therefore all references to Isaac Beckel are removed from the Funds’ Prospectus, Summary Prospectuses’ and SAI.

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You should read this Supplement in conjunction with the Funds' Prospectus and SAI dated March 30, 2022, and Summary Prospectuses dated May 5, 2022, which provide information that you should know about each Fund before investing. The Funds' Prospectus and SAI and Summary Prospectuses have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.